Financial Risk Management_The Groups Credit Risk Regional Concentration Due From Financial Institutions And Securities Excluding Equity Securities And Derivative(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 126,814,607
Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	126,818,342
Securities Excluding Equity Securities And Derivatives		₩ 87,912,109
Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(3,735)
Due from financial institutions at amortised cost
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	17,216,288
Due from financial institutions at amortised cost | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	13,496,991
Due from financial institutions at amortised cost | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	826,644
Due from financial institutions at amortised cost | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,892,653
Due from financial institutions at amortised cost | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 17,218,307
%	100.00%
Due from financial institutions at amortised cost | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 13,497,329
%	78.39%
Due from financial institutions at amortised cost | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 826,660
%	4.80%
Due from financial institutions at amortised cost | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,894,318
%	16.81%
Due from financial institutions at amortised cost | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (2,019)
Due from financial institutions at amortised cost | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(338)
Due from financial institutions at amortised cost | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(16)
Due from financial institutions at amortised cost | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,665)
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	381,719
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	381,719
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 381,719
%	100.00%
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 381,719
%	100.00%
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Securities measured at fair value through profit or loss
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	48,285,482
Securities measured at fair value through profit or loss | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	43,697,736
Securities measured at fair value through profit or loss | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,813,902
Securities measured at fair value through profit or loss | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,773,844
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 48,285,482
%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 43,697,736
%	90.50%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,813,902
%	3.76%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,773,844
%	5.74%
Securities measured at fair value through profit or loss | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0
Securities measured at fair value through profit or loss | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Securities measured at fair value through profit or loss | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Securities measured at fair value through profit or loss | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivatives
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,025,962
Derivatives | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,024,392
Derivatives | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	316,482
Derivatives | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	237,080
Derivatives | Singapore
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	109,101
Derivatives | Japan
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	97,351
Derivatives | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	241,556
Derivatives | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,025,962
Securities Excluding Equity Securities And Derivatives		₩ 3,310,166
%	100.00%
%		100.00%
Derivatives | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,024,392
Securities Excluding Equity Securities And Derivatives		₩ 1,743,201
%	50.56%
%		52.66%
Derivatives | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 316,482
Securities Excluding Equity Securities And Derivatives		₩ 325,909
%	15.62%
%		9.85%
Derivatives | Gross Carrying Amount [Member] | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 237,080
%	11.70%
Derivatives | Gross Carrying Amount [Member] | Singapore
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 109,101
%	5.39%
Derivatives | Gross Carrying Amount [Member] | Japan
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 97,351
%	4.81%
Derivatives | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 241,556
Securities Excluding Equity Securities And Derivatives		₩ 1,241,056
%	11.92%
%		37.49%
Derivatives | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0
Derivatives | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivatives | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivatives | Allowances | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivatives | Allowances | Singapore
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivatives | Allowances | Japan
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Derivatives | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Securities measured at fair value through other comprehensive income
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	35,243,634
Securities measured at fair value through other comprehensive income | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	33,156,041
Securities measured at fair value through other comprehensive income | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,100,199
Securities measured at fair value through other comprehensive income | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	987,394
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 35,243,634
%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 33,156,041
%	94.08%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,100,199
%	3.12%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 987,394
%	2.80%
Securities measured at fair value through other comprehensive income | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Securities measured at fair value through other comprehensive income | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Securities measured at fair value through other comprehensive income | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Securities measured at amortized cost
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	23,661,522
Securities measured at amortized cost | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	21,174,613
Securities measured at amortized cost | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,252,210
Securities measured at amortized cost | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,234,699
Securities measured at amortized cost | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 23,663,238
%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 21,175,749
%	89.49%
Securities measured at amortized cost | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,252,426
%	5.29%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,235,063
%	5.22%
Securities measured at amortized cost | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (1,716)
Securities measured at amortized cost | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,136)
Securities measured at amortized cost | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(216)
Securities measured at amortized cost | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (364)
Financial assets held for trading | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 25,168,338
%		100.00%
Financial assets held for trading | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 23,462,909
%		93.22%
Financial assets held for trading | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 643,249
%		2.56%
Financial assets held for trading | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 1,062,180
%		4.22%
Financial assets designated at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 1,982,224
%		100.00%
Financial assets designated at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 1,178,197
%		59.44%
Financial assets designated at fair value through profit or loss | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 120,000
%		6.05%
Financial assets designated at fair value through profit or loss | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 684,027
%		34.51%
Available-for-sale financial assets | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 38,959,401
%		100.00%
Available-for-sale financial assets | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 36,705,979
%		94.22%
Available-for-sale financial assets | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 1,110,157
%		2.85%
Available-for-sale financial assets | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 1,143,265
%		2.93%
Held-to-maturity financial assets | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 18,491,980
%		100.00%
Held-to-maturity financial assets | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 16,243,987
%		87.84%
Held-to-maturity financial assets | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 1,076,331
%		5.82%
Held-to-maturity financial assets | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Securities Excluding Equity Securities And Derivatives		₩ 1,171,662
%		6.34%